Document and Entity Information - USD ($)	12 Months Ended
	Jan. 31, 2019	Apr. 10, 2019	Jul. 31, 2018
Document and Entity Information
Entity Registrant Name	MESABI TRUST
Entity Central Index Key	0000065172
Document Type	10-K
Document Period End Date	Jan. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--01-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false
Entity Shell Company	false
Entity Public Float			$ 369,976,436
Entity Common Stock, Shares Outstanding		13,120,010
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY